Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000244082 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244082 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244082 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244082 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244082 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244082 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244082 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244082 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244082 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244082 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244082 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	98.80%
C000244082 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000244082 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244082 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244082 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244082 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244082 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000244082 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000244083 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244083 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244083 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244083 | G8068L108 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244083 | 26142V105 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244083 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244083 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244083 | 18467V109 | Clear Secure, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244083 | G3934V109 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244083 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244083 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.80%
C000244083 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244083 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244083 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244083 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244083 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000244083 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244083 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000244083 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	92.80%
C000244083 | Equities00162Q593
Holdings [Line Items]
Percent of Total Investments	0.80%
C000244083 | Equity OptionGOOG C200_20260323_L_WFC
Holdings [Line Items]
Percent of Total Investments	5.60%
C000244083 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244083 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244083 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244083 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000263105 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000263105 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263105 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263105 | G3934V109 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263105 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000263105 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263105 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263105 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263105 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263105 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263105 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000263105 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000263105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000263105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000263105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000263105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000263105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000263105 | Consumer Discretionary297602104
Holdings [Line Items]
Percent of Total Investments	99.70%
C000244085 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244085 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244085 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244085 | G3934V109 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244085 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244085 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244085 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244085 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244085 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244085 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244085 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000244085 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244085 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244085 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244085 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000244085 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244085 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244085 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244085 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244085 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244085 | Consumer Discretionary297602104
Holdings [Line Items]
Percent of Total Investments	99.70%
C000244084 | 88080T104 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244084 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244084 | 576485205 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244084 | G3934V109 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244084 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244084 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244084 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244084 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244084 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244084 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244084 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000244084 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000244084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244084 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244084 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244084 | Consumer Discretionary297602104
Holdings [Line Items]
Percent of Total Investments	99.70%
C000252100 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252100 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000252100 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000252100 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252100 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252100 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252100 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000252100 | 05945F103 | BancFirst Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252100 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000252100 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252100 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000252100 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000252100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252100 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000252100 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000252100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000252100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000252100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000252100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000252100 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000252100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000252100 | Consumer Discretionary297602104
Holdings [Line Items]
Percent of Total Investments	98.80%
C000244086 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244086 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244086 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244086 | 00402L107 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244086 | 05990K106 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244086 | 88224Q107 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244086 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244086 | 05945F103 | BancFirst Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244086 | 824889109 | Shoe Carnival, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244086 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244086 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000244086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244086 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000244086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000244086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000244086 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244086 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000244086 | Consumer Discretionary297602104
Holdings [Line Items]
Percent of Total Investments	98.80%